Condensed Interim Consolidated Statements of Operations and Comprehensive (Loss) (Unaudited) - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenue		$ 22,353,654	$ 14,344,630	$ 26,122,190	$ 28,854,393
Cost of providing services		(22,364,682)	(14,741,814)	(29,205,096)	(29,479,919)
Gross profit		(11,028)	(397,184)	(3,082,906)	(625,526)
General and administrative expenses		(1,614,924)	(265,043)	(1,902,214)	(463,876)
Allowance for credit loss		(22,455)	(138,293)	(257,166)	178,221
Total operating expenses		(1,637,379)	(403,336)	(2,159,380)	(285,655)
Operating loss		(1,648,407)	(800,520)	(5,242,286)	(911,181)
Foreign exchange (loss)gain		(43,610)	28,939	(86,593)	136
Other income,net		67,795	13,227	76,094	52,434
Total other income(expense), net		24,185	42,166	(10,499)	52,570
Loss before income tax		(1,624,222)	(758,354)	(5,252,785)	(858,611)
Income tax expenses
Net loss		(1,624,222)	(758,354)	(5,252,785)	(858,611)
Other comprehensive income (loss)
Foreign currency translation adjustment		31,696	(2,909)	45,023	(6,041)
Total comprehensive loss for the period		$ (1,655,918)	$ (755,445)	$ (5,297,808)	$ (852,570)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES*
Weighted Average Shares Outstanding-Basic	[1]	21,243,390	16,825,577	20,582,896	16,825,577
Weighted Average Shares Outstanding-Diluted	[1]	21,243,390	16,825,577	20,582,896	16,825,577
Loss per share
Ordinary share - Basic		$ (0.08)	$ (0.05)	$ (0.26)	$ (0.05)
Ordinary share - Diluted		$ (0.08)	$ (0.05)	$ (0.26)	$ (0.05)

[1]	Shares are presented on a retroactive basis to reflect the reverse acquisition on October 3, 2025 and reverse stock split on October 7, 2025